Property, Equipment and Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Property Equipment And Intangible Assets [Abstract]
Property, Equipment and Intangible assets
13.
Property, equipment and intangible assets

	Land, buildings and construction	Furniture and equipment	Intangible assets	Construction in progress	Total

At initial/revalued cost

31 December 2023	82,489	126,273	52,988	1,974	263,724
Additions	17,338	38,431	7,452	23,332	86,553
Disposals	(1,705)	(3,348)	(709)	(2,635)	(8,397)
Acquisition of subsidiary	—	—	41,853	—	41,853
Transfer	9,368	701	373	(10,442)	—

31 December 2024	107,490	162,057	101,957	12,229	383,733
Additions	23,120	86,751	51,815	31,770	193,456
Disposals	(691)	(11,005)	(15,484)	(64)	(27,244)
Acquisition of subsidiary	44,172	57,475	381,664	—	483,311
Transfer	24,294	4,316	61	(28,671)	—

31 December 2025	198,385	299,594	520,013	15,264	1,033,256

Accumulated depreciation and impairment

31 December 2023	12,402	55,605	21,371	—	89,378
Charge for the year	3,560	20,426	4,618	—	28,604
Disposals	(349)	(3,073)	(116)	—	(3,538)
Transfer	1	(1)	—	—	—

31 December 2024	15,614	72,957	25,873	—	114,444
Charge for the year	12,993	37,351	25,551	—	75,895
Disposals	(462)	(7,561)	(2,452)	—	(10,475)
Acquisition of subsidiary	29,223	39,229	70,579	—	139,031

31 December 2025	57,368	141,976	119,551	—	318,895

Net book value

31 December 2025	141,017	157,618	400,462	15,264	714,361

31 December 2024	91,876	89,100	76,084	12,229	269,289

As at 31 December 2024 and 2025, property and equipment included fully depreciated property and equipment of KZT 34,742 million and KZT 41,895 million, respectively.

The Group’s revaluation policy requires the entire class of buildings, construction and land to be revalued every five years. In 2021, the Group had its buildings and construction revalued by independent appraisers, and the revalued amounts approximate their carrying value.

The fair value of buildings and construction was determined based on the market comparable approach that reflects recent transaction prices for similar properties. In measuring fair value of the Group’s buildings and construction, the measurements were categorized into Level 3. During the years ended 31 December 2024 and 2025, there were no movements between Level 3 and other levels.